Related party disclosures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party disclosures [Line Items]
Current receivables due from related parties	$ 62,601	$ 61,227
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Currency	Dollar
Current receivables due from related parties	$ 0	110
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Currency	Euro
Current receivables due from related parties	$ 4,625	3,712
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Currency	Dollar
Current receivables due from related parties	$ 2,956	2,290
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Arab Emirates
Currency	United Arab Emirates Dirham
Current receivables due from related parties	$ 595	803
Soc.de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96.511.530-7
Nature	Other related parties
Country of origin	Chile
Currency	Dollar
Current receivables due from related parties	$ 6	6
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Brazil
Currency	Dollar
Current receivables due from related parties	$ 24,335	27,275
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Peru
Currency	Dollar
Current receivables due from related parties	$ 24,205	23,475
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	India
Currency	Indian Rupee
Current receivables due from related parties	$ 0	1,792
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Arab Emirates
Currency	United Arab Emirates Dirham
Current receivables due from related parties	$ 236	234
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Ukraine
Currency	Ukrainian hryvnia
Current receivables due from related parties	$ 0	7
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Russian Federation
Currency	Russian Ruble
Current receivables due from related parties	$ 0	13
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Belgium
Currency	Euro
Current receivables due from related parties	$ 0	657
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Currency	Euro
Current receivables due from related parties	$ 0	47
Pavoni And C Spa [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Italy
Currency	Euro
Current receivables due from related parties	$ 1,095	1,028
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Italy
Currency	Euro
Current receivables due from related parties	$ 0	134
Covalent Lithium Pty Ltd.[Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Australia
Currency	Australian dollar
Current receivables due from related parties	$ 84	0
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	Dollar
Current receivables due from related parties	$ 4,464	0
Allowance [Member]
Related party disclosures [Line Items]
Current receivables due from related parties	$ 0	$ (356)